Tax matters - Changes in Tax assets and liabilities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax assets and liabilities
Deferred tax assets - Balances at the beginning of the period	$ 19,295	$ 21,340
Deferred tax assets - (Charge)/Credit to Consolidated Income	5,229	(1,116)
Deferred tax assets - (Charge) Credit to Consolidated Other Comprehensive Income	2,399	(602)
Deferred tax assets - Other Movements	(204)	(327)
Deferred tax assets - Balances at the end of the period	26,719	19,295	$ 21,340
Deferred tax liabilities - Balances at the beginning of the period	(1,690)	(3,440)
Deferred tax liabilities - (Charge)/Credit to Consolidated Income	(1,231)	(73)
Deferred tax liabilities - (Charge) Credit to Consolidated Other Comprehensive Income	601	1,598
Deferred tax liabilities - Other Movements	50	225
Deferred tax liabilities - Balances at the end of the period	(2,270)	(1,690)	(3,440)
Balances at the beginning of the period	17,605	17,900
(Charge)/Credit to Consolidated income	3,998	(1,189)	1,270
(Charge) Credit to Consolidated Other Comprehensive Income	3,000	996
Other Movements	(154)	(102)
Balances at the end of the period	$ 24,449	$ 17,605	$ 17,900